Lazard US Strategic Equity Portfolio
Lazard US Strategic Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lazard US Strategic Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lazard US Strategic Equity Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.29%	0.42%	0.29%	[1]
Total Annual Portfolio Operating Expenses		0.99%	1.37%	0.99%
Fee Waiver and Expense Reimbursement	[2]	0.24%	0.32%	0.29%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.75%	1.05%	0.70%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through November 29, 2014, to the extent Total Annual Portfolio Operating Expenses exceed .75%, 1.05% and .70% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard US Strategic Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	77	291	524	1,191
Open Shares	107	402	719	1,618
R6 Shares	72	286	519	1,187

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of US companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. The securities of large cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as exposure to less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. In addition, investments denominated in currencies other than US dollars carry the risk that such currencies will decline in value relative to the US dollar and affect the value of these investments held in the Portfolio. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Strategic Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 16.46% Worst Quarter: 12/31/08 -23.06%

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not offered prior to November 29, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns Lazard US Strategic Equity Portfolio	1 Year	5 Years	Life of Portfolio	Inception Date
Institutional Shares	14.56%	1.73%	3.80%	Dec. 30, 2004
Open Shares	14.10%	1.42%	3.50%	Dec. 30, 2004
R6 Shares	14.56%	1.73%	3.80%	Nov. 29, 2013
After Taxes on Distributions Institutional Shares	14.17%	1.49%	3.11%
After Taxes on Distributions and Sale of Portfolio Shares Institutional Shares	9.96%	1.43%	3.08%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.20%